Document and Entity Information	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42819
Entity Registrant Name	Elevra Lithium Limited
Entity Central Index Key	0001739016
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 3, 10 Eagle Street
Entity Address, City or Town	Brisbane
Entity Address, Country	AU
Entity Address, Postal Zip Code	4000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	194,016,029
Auditor Firm ID	1435
Auditor Name	Ernst & Young
Auditor Location	Brisbane, Australia
Ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Shares ("ADS") [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares (“ADS”), each representing 10 ordinary shares
Trading Symbol	ELVR
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	42 E Catawba Street
Entity Address, City or Town	Belmont
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28012
City Area Code	704
Local Phone Number	461-8000
Contact Personnel Fax Number	704-270-9828
Contact Personnel Name	Timothy Palmer